ORGANIZATION AND PRINCIPAL ACTIVITIES - Risks in relation to VIE structure (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Variable Interest Entity
Total current assets	¥ 3,930,953		¥ 4,827,866		$ 616,853
Total assets	6,085,501		5,903,719		954,950
Total current liabilities	2,152,132		2,789,674		337,716
Total liabilities	3,152,062		3,173,461		$ 494,628
Revenues	6,250,109		6,433,363	¥ 5,812,255
Net income/(loss)	137,803	$ 21,624	228,753	575,196
Net cash provided by operating activities	(232,435)	(36,473)	157,302	427,999
Net cash used in investing activities	(1,069,289)	(167,796)	(206,880)	(112,703)
Net cash (used in)/provided by financing activities	551,077	$ 86,477	564,671	25,609
Variable Interest Entities
Variable Interest Entity
Total current assets	2,989,474		3,675,394
Total non-current assets	701,134		593,603
Total assets	3,690,608		4,268,997
Total current liabilities	1,937,301		2,696,059
Total non-current liabilities	479,676		309,741
Total liabilities	2,416,977		3,005,800
Revenues	5,219,560		6,297,534	5,801,405
Net income/(loss)	(61,184)		751,803	987,672
Net cash provided by operating activities	78,845		165,512	478,806
Net cash used in investing activities	(362,683)		(728,797)	(126,887)
Net cash (used in)/provided by financing activities	32,024		564,671	(20,000)
Variable Interest Entities | Correction of error
Variable Interest Entity
Net cash provided by operating activities	(295,860)		770,935	724,356
Net cash used in investing activities	(71,916)		(131,183)	(126,887)
Net cash (used in)/provided by financing activities	¥ 32,024		¥ 564,671	¥ (20,000)